Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of inventories [line items]
Write down on inventories	$ 52.7	$ 30.2
Reversed write downs of inventories	11.2	6.7
Cost of inventories recognised as expense during period	$ 5,321.9	$ 6,504.1